Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

14.    RELATED PARTY TRANSACTIONS

Related parties

The following is a list of related parties which the Group has transactions with:

No.	Name of Related Parties	Relationship
1	Zhejiang Baiqianyin Network Technology Co., Ltd (“Zhejiang Baiqianyin”)	An entity which has a common director of the Board of Directors with the Group
2	Shanghai Shenghan	An entity which the Group holds 16.56% equity interests
3	Shanghai Aoshu Enterprise Management Partnership (Limited Partnership) (“Shanghai Aoshu”)	An entity which is the Group’s employee stock ownership platform, and has a common director of the Board of Directors with the Group
4	Shanghai Machinemind Intelligent Technology Co., Ltd.	An entity which the Company holds 18% equity interests
5	Jiaxing Sound Core Intelligent Technology Co., LTD	An entity which Shanghai Shenghan holds 20% equity interests
6	Hui Yuan	Chairman of the board, one of the major shareholders holding 14.73% equity interests of the Company
7	Weng Wei	CFO of the Company
8	Tianjin Haiyin Equity Investment Fund Partnership (Limited Partnership) (“Tianjin Haiyin”)	A significant shareholder holding 5.18% equity interests of the Company
9	Jiaxing Chiyu Investment Partnership (limited Partnership)	A significant shareholder holding 5.44% equity interests of the Company
10	Haiyin Capital Investment (International) Limited	A subsidiary of Tianjin Haiyin
11	Zhizhen Guorui	An entity which the Group holds 37% equity interests

Amounts due from related parties

Amounts due from related parties consisted of the following for the periods indicated:

	As of December 31,
	2021		2022
Accounts receivable	$		$
Zhejiang Baiqianyin (a)		52,883		48,860

Other receivables
Zhejiang Baiqianyin (b)		316,981		297,657
Shanghai Aoshu (c)		22,055		20,377
Bad debt provisions		-		(20,377)
Total		$391,919		$346,517

(a).	In April, 2023, the Group collected accounts receivable from Zhejiang Baiqianyin;

(b).	Other receivable from Zhejiang Baiqianyin consists of the interest-free borrowings for ordinary business. In April, 2023, the Group collected other receivables from Zhejiang Baiqianyin;

(c).	Other receivable from Shanghai Aoshu was the payment to an employee on behalf of Shanghai Aoshu. For the year ended December 31, the Group made fully provisions of receivables from Shanghai Aoshu.

Amounts due to related parties

Amount due to related parties consisted of the following for the periods indicated:

	As of December 31,
	2021	2022
Due to related parties-current
Accounts payable
Shanghai Shenghan	$470,765	$201,465
Shanghai Machinemind Intelligent Technology Co., Ltd.	76,892	-
Jiaxing Sound Core Intelligent Technology Co., LTD	98,076	32,622
Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd.	-	97,868

Interest-free loans (c)
Jiaxing Chiyu Investment Partnership (limited Partnership)	$784,610	$434,959
Haiyin Capital Investment (International) Limited	128,299	129,517
Subtotal-due to related parties-current	1,558,642	896,431

Due to related parties-non current
Interest-free loans (c)
Hui Yuan	$8,905,313	$8,581,743
Subtotal-due to related parties-non current	8,905,313	8,581,743
Total	$10,463,955	$9,478,174

(c)	The balance represents the advance funds from related parties for daily operational purposes. The funds are interest-free, unsecured and repayable on demand. Loans from Hui Yuan are not required to be settled within one year.

Significant transactions with related parties

	For the years ended December 31,
Nature	2020	2021	2022
Software and service income
Zhejiang Baiqianyin	$2,449,560	$286,875	$-

Technology service fee payable
Shanghai Shenghan	$130,356	$465,058	$-
Zhizhen Guorui (Shanghai) Information Technology Development Co., Ltd.	-	-	100,315

Interest-free loans from related parties
Zhejiang Baiqianyin	$1,448	$5,782,216	$1,783,326
Hui Yuan	-	9,696,450	532,026
Haiyin Capital Investment (International) Limited	-	126,744	-
Jiaxing Chiyu Investment Partnership (limited Partnership)	-	775,097	-
Tianjin Haiyin	-	310,038	-
Weng Wei	-	74,409	-

Interest-free loans repayment to related parties
Zhejiang Baiqianyin	$-	$5,470,627	$1,788,230
Jiaxing Chiyu Investment Partnership (limited Partnership)	-	-	297,221
Hui Yuan	-	899,111	169,416
Jiaxing Sound Core Intelligent Technology Co., LTD	-	-	59,444
Shanghai Shenghan	-	139,517	-
Weng Wei	-	74,409	-
Tianjin Haiyin	-	310,038	-

Return of inventories to a related party
Shanghai Shenghan	$-	$-	$239,330

Debt relief
Shanghai Machinemind Intelligent Technology Co., Ltd.	$-	$-	$72,819